NOTE 3 – INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories
	June 30, 2021	December 31, 2020
Inventories:
Raw materials and work-in-progress	$1,971	$1,971
Finished goods	41,428	47,022
Gross inventories	43,399	48,993
Inventory valuation reserves	—	—
Inventories, net	$43,399	$48,993

	2020	2019
Inventories:
Raw materials and work-in-progress	$1,971	$—
Finished goods	47,022	—
Gross inventories	48,993	—
Inventory valuation reserves	—	—
Inventories, net	$48,993	$—